Accounts Receivable, Net	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	March 31, 2026	March 31, 2025
Accounts receivable	$188,717,221	$108,346,014
Less: allowance for credit losses	(1,886,935)	(1,040,434)
Accounts receivable, net	$186,830,286	$107,305,580

The Company’s accounts receivable primarily include balance due from customers when the Company’s products have been sold and delivered to customers, which has not been collected as of the balance sheet dates.

Movement of allowance for credit losses was as follows:

	March 31, 2026	March 31, 2025
Beginning balance	$1,040,434	$1,244,662
Addition (reduction)	915,388	(209,992)
Foreign currency translation adjustments	(68,887)	5,764
Ending balance	$1,886,935	$1,040,434